INCOME TAX BENEFIT/(EXPENSE)	12 Months Ended
Dec. 31, 2018
INCOME TAX BENEFIT/(EXPENSE)
INCOME TAX BENEFIT/(EXPENSE)

31.    INCOME TAX BENEFIT/ (EXPENSE)

	2016	2017	2018
Current income tax expense:
— PRC corporate income tax	503,233	844,896	755,215
Deferred tax (benefit)/expense	(99,334)	(201,162)	67,284

	403,899	643,734	822,499

In general, the Group’s PRC entities are subject to PRC corporate income tax at the standard rate of 25% (2016: 25%, 2017:25%) on their respective estimated assessable profits for the year. Certain branches and subsidiaries of the Company located in the western regions of the PRC are granted tax concessions including a preferential tax rate of 15% (2016: 15%, 2017: 15%).

A reconciliation of the tax expense applicable to profit before tax at the statutory rates for the countries in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates, and a reconciliation of the applicable rates to the effective tax rates are as follows:

	2016	2017	2018
Profit before income tax	1,620,689	3,049,010	2,303,511

Tax expense calculated at the statutory tax rate of 25% (2016 and 2017: 25%)	405,172	762,253	575,878
Tax effects of:
Preferential income tax rates applicable to certain branches and subsidiaries	(3,322)	(287,081)	(268,665)
Impact of change in income tax rate	5,945	98,150	23,425
Tax losses with no deferred tax assets recognized	269,173	296,728	434,103
Deductible temporary differences with no deferred tax assets recognized	78,644	308,657	382,503
Utilisation of previously unrecognized tax losses and deductible temporary differences	(203,423)	(212,240)	(52,962)
Tax incentive in relation to deduction of certain expenses	(3,769)	(43,846)	(62,172)
Non-taxable income	(89,602)	(126,101)	(254,337)
Expenses not deductible for tax purposes	83,966	10,290	46,758
Write-off of unrecoverable deferred tax assets previously recognized	3,315	49,808	183,195
Return on equity investment measured by the equity method	(4,896)	39,274	40,029
Recognition of deferred tax assets related to deductible temporary differences and tax losses previously not recognized	(117,513)	(274,726)	(233,940)
True-up adjustments in respect of prior year’s annual income tax filings and others	(19,791)	22,568	8,684

Income tax expense	403,899	643,734	822,499

Effective tax rate	25%	21%	36%

Share of income tax expense of associates and joint ventures of RMB106 million (2016: RMB64 million, 2017: RMB86 million) and RMB48 million (2016: RMB22 million, 2017: RMB 11 million) is included in “Share of profits and losses of associates" and “Share of profits and losses of joint ventures“, respectively.